Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000072749
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%	1.36%	3.40%
Without Sales Load [Member] | C000072750
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%	1.08%	3.11%
Without Sales Load [Member] | C000169957
Average Annual Return [Line Items]
Average Annual Return, Percent	5.82%	1.52%	3.57%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%	(1.58%)	0.74%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%	(1.58%)	0.74%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%	(1.58%)	0.74%
Bloomberg Global Aggregate Bond USD Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.77%	0.90%	2.08%
Bloomberg Global Aggregate Bond USD Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.77%	0.90%	2.08%
Bloomberg Global Aggregate Bond USD Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.77%	0.90%	2.08%